Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

9.Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Office furniture and equipment	1,886	1,792
Computer equipment	6,993	6,833
Servers and network equipment	31,591	31,704
Leasehold improvements	10,423	11,087
Vehicles	57	—
Building	12,512	12,512
Total	63,462	63,928
Accumulated depreciation	(50,884)	(52,181)
Property and equipment, net	12,578	11,747

There were no impairment loss of property and equipment incurred for the years ended December 31, 2021, 2022 and 2023, respectively.

Depreciation expenses were RMB7,493, RMB1,800 and RMB3,027 for the years ended December 31, 2021, 2022 and 2023, respectively.